Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

April 17, 2020
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Aquila Funds Trust (File Nos. 2-79722 and 811-3578)
Aquila Municipal Trust (File Nos. 33-1857 and 811-4503)
Hawaiian Tax-Free Trust (File Nos. 2-92583 and 811-4084)
The Cascades Trust (File Nos. 33-4382 and 811-4626)
(the “Registrants”),
with respect to the funds listed on Schedule A (each a “Fund”)
Ladies and Gentlemen:
On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing on behalf of each Fund are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated March 30, 2020 to the summary prospectus and prospectus of the Fund.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz

Schedule A

Aquila Funds Trust
Aquila Three Peaks High Income Fund
Aquila Three Peaks Opportunity Growth Fund

Aquila Municipal Trust
Aquila Tax-Free Trust of Arizona
Aquila Tax-Free Fund of Colorado
Aquila Churchill Tax-Free Fund of Kentucky
Aquila Narragansett Tax-Free Income Fund
Aquila Tax-Free Fund For Utah

Hawaiian Tax-Free Trust
Hawaiian Tax-Free Trust

The Cascades Trust
Aquila Tax-Free Trust of Oregon